Derivative Financial Instruments - Disclosure of Fair Value of Outstanding Foreign Exchange Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments [Line Items]
Non-current derivative assets	$ 525	$ 218
Current derivative liabilities	(1,899)	(77,699)
Non-current derivative liabilities	(8,806)	(7,158)
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Current derivative liabilities	(1,204)	(11,489)
Non-current derivative liabilities	(526)	(572)
Derivative financial assets (liabilities)	4,702	(12,061)	$ (12,507)
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Current derivative assets	6,306	0
Non-current derivative assets	126	$ 0
Derivative financial assets (liabilities)	$ 4,702